Dividends on ordinary capital	12 Months Ended
Dec. 31, 2024
Dividend On Ordinary Capital [Abstract]
Dividends on ordinary capital	8. Dividends on ordinary capital

Dividends are recognised on the date that the shareholder’s right to receive payment is established. This is generally the date when the dividend is declared.

	€ million 2024	€ million 2023	€ million 2022
Dividends on ordinary capital during the year	(4,320)	(4,327)	(4,356)
Four quarterly interim dividends were declared and paid during 2024, totalling £1.47 (2023: £1.50) per PLC ordinary share.
A quarterly dividend of €1,121 million (2023: €1,067 million) was declared on 13 February 2025, to be paid in March 2025; £0.38 per PLC ordinary share (2023:
£0.36). Total dividends declared in relation to 2024 were £1.48 (2023: £1.48) per PLC ordinary share.